EXHIBIT 99.34

evolve exception detail

Exception Detail
Run Date - 08/29/2022 4:46:58 PM

Evolve Loan ID	Customer Loan ID	Seller Loan ID	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	Exception	Exception Detail	Exception Information	Exception Remediation	Compensating Factors	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Occupancy	Purpose	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
xxxxxx	757676	xxxxxx	6716394	902	09/16/2021	Compliance	Compliance		Compliance - Pending internal completion of TRID compliance review for disclosure timing and or fee tolerance comparisons. Additional conditions may apply.			Refund provided to clear the exception on the loan. This is the information only exception associated with the actual regulatory break.			03/09/2022			A	1	xxxxxx	xxxxxx	P	1	C	B	C	B	C	A	A	A		Non-QM	1
xxxxxx	757676	xxxxxx	6716395	851	09/19/2021	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		GUIDELINE EXCEPTION 2 EXCEPTION FOR 2019 TAX TRANSCRIPTS 2019 AX RETURNS FILED MAY 2021 THRU MAIL AND NO CONFIRMATION OF RECIEPT YET FROM THE IRS. BORROWER FILED AGAIN ONLINE AND PROVIDED xxxxxx CONFIRNATION AND ACKNOWLEDGEMENT RECIEPT		*COMPENSATING FACTORS: FICO IS 77 POINTS MORE THAN THE MINIMUM FICO REQUIRED OF 680 RESERVES ARE 2.068 MONTHS MORE THAN THE MINIMUM RESERVES REQUIRED OF 3 MONTHS 100% CONTRIBUTION BY BORROWER FROM OWN FUNDS TOWARDS DOWNPAYMENTAND CLOSING COSTS				09/19/2021	B	2	xxxxxx	xxxxxx	P	1	C	B	C	B	C	A	A	A		Non-QM	1
xxxxxx	757676	xxxxxx	6716396	851	09/19/2021	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		GUIDELINE EXCEPTION 1 EXCEPTION FOR ESCROW HOLDBACK FOR 2019 TAXES OWED, CANNOT PAY AT CLOSING DUE TO IRS CON NOT PROVIDE PAYOFF DEMAND		*COMPENSATING FACTORS: FICO IS 77 POINTS MORE THAN THE MINIMUM FICO REQUIRED OF 680 RESERVES ARE 2.068 MONTHS MORE THAN THE MINIMUM RESERVES REQUIRED OF 3 MONTHS 100% CONTRIBUTION BY BORROWER FROM OWN FUNDS TOWARDS DOWNPAYMENTAND CLOSING COSTS				09/19/2021	B	2	xxxxxx	xxxxxx	P	1	C	B	C	B	C	A	A	A		Non-QM	1
xxxxxx	757676	xxxxxx	6716397	899	10/25/2021	Compliance	Compliance		Compliance - Finance Charge is Understated by more than $100		Finance charge understated in the amount of $603.00. A refund to the borrower is required in the amount of $603 within 30 days from consumation	Refund provided		Client 02/17/2022 02:28 PM; ALL APR FEE'S ARE MARKED AND NEED YOUR BREAKDOWN OF WHAT APR FEE'S YOU HAVE AND WHY YOU FEEL THIS IS UNDERDISCLOSED Reviewer 02/18/2022 05:24 AM; Reviewer 02/18/2022 12:33 PM; Hello, xxxxxx; I uploaded our ComplianceEase report for your review. xxxxxx; xxxxxx, xxxxxx	03/09/2022			A	1	xxxxxx	xxxxxx	P	1	C	B	C	B	C	A	A	A		Non-QM	1
xxxxxx	769891	xxxxxx	6793490	323	04/15/2022	Credit	UW Credit		UW Credit - UW - Credit Requirements for Program		24 Business statement for borrower who has not owned a home within the most 3 years required to not classify FTHB and closing at 80% LTV without a 5% reduction in LTV.		Compensating Factors: Borrower has demonstrated a good savings ability. Loan term self employment history in insurance and financial services.				04/18/2022	B	2	xxxxxx	xxxxxx	P	1	C	B	C	B	A	A	A	A		Non-QM	1
xxxxxx	772329	xxxxxx	6851523	351	03/30/2022	Credit	UW Qualifications		UW Qualifications - UW - DTI exceeds maximum limit		Calculated DTI is 50.617% (Total Monthly Debt $5,167.06 / Total Monthly Income $10,208.11 = 50.617%). Maximum DTI per guidelines is 50%.	Received --- DTI previously updated to 49.79% based on evidence provided from CD reflecting debts were paid at closing. No exception was utilized.			04/01/2022			A	1	xxxxxx	xxxxxx	P	1		A	A	A		A	A	A		Non-QM	1
xxxxxx	772103	xxxxxx	6930702	1017	06/14/2022	Credit	UW Income/Employment		UW Income/Employment - UW - Profit and Loss required		Due to poor imaging, the Profit & Loss statement for May 01, 2020 - April 30, 2022 is not entirely legible. A full legible copy of this P&L is needed.	document provided		Client 06/16/2022 03:03 PM; THis has been sent please clear the conditon Client 06/16/2022 03:03 PM; THis has been sent please clear the conditon Reviewer 06/17/2022 02:38 PM; Deficiency previously cleared. Clearing escalation only. Reviewer 06/17/2022 02:39 PM; Duplicate escalation	06/17/2022			A	1	xxxxxx	xxxxxx	P	1	C	A	C	A	A	A	A	A		Non-QM	1
xxxxxx	769901	xxxxxx	6932961	1024	05/10/2022	Credit	UW Assets		UW Assets - UW - Gift Receipt		Provide evidence the following gift funds have been received by the borrower Uncle -- $44000	Documentation has been received.			05/17/2022			A	1	xxxxxx	xxxxxx	P	1	C	A	C	A	A	A	A	A		Non-QM	1
xxxxxx	769898	xxxxxx	6932963	330	05/07/2022	Credit	UW Credit		UW Credit - UW - Credit Other		The P&L and asset Letter in the file have expired.		The exception was granted for expired income and asset documentation with the following compensating factors: Mid score of 724; 70% LTV leaving 30% equity or $1,233,000.				05/07/2022	B	2	xxxxxx	xxxxxx	P	1	C	B	C	B	A	A	A	A		Non-QM	1
xxxxxx	774059	xxxxxx	6932965	387	07/21/2022	Credit	UW Credit		UW Credit - UW - Taxes and Insurance documentation		*The Hazard Insurance is missing the Loss of use/Fair Rental Coverage.		COMPENSATING FACTORS 1. 70% LTV, max for program is 75% 2. Purpose of Cash out is to do some home improvements 3. Property is located in suburban, over 75% built up, stable property values, marketing time 3-6 months. C3				07/21/2022	B	2	xxxxxx	xxxxxx	I	13	C	B	C	B	N/A	N/A	A	A		Exempt	1
xxxxxx	774059	xxxxxx	6932966	851	07/21/2022	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		GUIDELINE EXCEPTION USE OF RENTAL INCOME MADE BY CASH THUS NO PROOF OF RECIEPT		Exception granted, compensating factors 70% LTV, mat for program is 75%. Purpose of cashout is to do some home improvements, Property is located in suburban, over 75% built up, stable property values, marketing time 3-6 months. C3 rating.	Client 07/25/2022 05:45 PM; Exception form uploaded please clear the loan Reviewer 07/26/2022 07:20 AM; exception noted			07/26/2022	B	2	xxxxxx	xxxxxx	I	13	C	B	C	B	N/A	N/A	A	A		Exempt	1
xxxxxx	773610	xxxxxx	6932967	998	06/28/2022	Credit	UW Other		UW Other - UW - Title Commitment is missing or requires correction.		Preliminary title is un-readable--provide clear copy or final title	document provided			07/01/2022			A	1	xxxxxx	xxxxxx	P	1	D	B	D	B	A	A	A	A		Non-QM	1
xxxxxx	773610	xxxxxx	6932968	851	06/28/2022	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		Borrower rental history was paid in cash only--no cancelled checks available per guidelines for FTHB		Compensating factors: 1. DTI is 14.947%. 2. FICO score of 726. 3. Residual income $33,451.44. 4. Property is located in suburban, over 75% built up, stable property values, marketing time under 3 months. C3				06/28/2022	B	2	xxxxxx	xxxxxx	P	1	D	B	D	B	A	A	A	A		Non-QM	1
xxxxxx	773195	xxxxxx	6932970	330	06/28/2022	Credit	UW Credit	UW Credit - UW - Credit Other	Mortgage delinquency was reported 6x30 and 1x60 days late; However no confirmation of when the delinquencies occured. Missing VOM to confirm ownership and dates for late payments. May require further documentation.	documentation provided	Client 07/01/2022 10:50 AM; Conditions were uploaded to satisfy but nothing has been signed off.

 Reviewer 07/01/2022 12:44 PM; Unable to clear deficiencies. CPA letter provided does not reflect how long the business has been operating, only that the borrower has 5 years of experience in the same line of work. No VOM was provided either.

 Client 07/06/2022 11:27 AM; As per credit report the xxxxxx below indicated that the account was current and no late payment for the last 12 months. xxxxxx
Therefore VOM were not requested.  Please clear the loan conditionxxxxxx

 Reviewer 07/07/2022 07:09 AM; Due to other documentation provided which reflected the delinquencies a VOM is required to confirm.

 Client 07/08/2022 11:37 AM; Our guidelines do not require a VOM and the mortgage has not been late in 12 months

 Reviewer 07/08/2022 01:44 PM; Due to other documentation provided which reflected the delinquencies a VOM is required to confirm.

 Client 07/12/2022 09:55 AM; xxxxxx
To address the supposed deficiencies on this file –xxxxxx
xxxxxxx
1.CBR already shows the 30- and 60-day late did not occur in the most recent 24 months. Additionally, we are not required to request a VOM when trade line is showing in CBR. xxxxxx;
The credit supplement confirms the information.xxxxxx;

 Reviewer 07/12/2022 02:37 PM; Documentation not provided.

 Client 07/12/2022 05:11 PM; The credit supplement is sufficient please clear this condition we are not required to request a VOM when trade line is showing in CBR per our guidelines

														Reviewer 07/13/2022 07:27 AM; documentation provided	07/13/2022			A	1	xxxxxx	xxxxxx	I	1	C	A	C	A	N/A	N/A	A	A		Exempt	1
xxxxxx	773195	xxxxxx	6932971	445	06/29/2022	Credit	UW Income/Employment	UW Income/Employment - UW - Other income documentation missing/incomplete	Missing CPA letter indicating that the business has a minimum two-year operating history.	received	Reviewer 07/01/2022 12:41 PM; CPA letter provided does not reflect how long the business has been operating, only that the borrower has 5 years of experience in the same line of work.

 Reviewer 07/07/2022 11:11 AM; The document received was the same document received previously and does not satisfy the condition.

 Client 07/08/2022 11:38 AM; CPA verbally confirmed and our VOE/CPA verification was uploaded.

 Reviewer 07/08/2022 01:39 PM; The CPA letter does not reflect how long the business has been operating. Please obtain a CPA letter which reflects how long the borrower's business has been operating.

															07/11/2022			A	1	xxxxxx	xxxxxx	I	1	C	A	C	A	N/A	N/A	A	A		Exempt	1
xxxxxx	774049	xxxxxx	6932974	851	07/07/2022	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		Exception request to extend the income document expiration to xxxxxx to allow for funding. Actual expiration date is xxxxxx. Request to extend 1 day.		COMPENSATING FACTORS: (1) DTI is 35.801%. Allowed up to 50.000%. (2) Credit Score is 655. Allowed down to 600.				07/07/2022	B	2	xxxxxx	xxxxxx	P	1	C	B	C	B	A	A	A	A		Non-QM	1
xxxxxx	773162	xxxxxx	6932984	851	07/20/2022	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		GUIDELINE EXCEPTIONS 1 EXCEPTION REQUIRED FOR BORROWER HAVING OWNERSHIP OF LESS THAN 51% IN A BUSINESS USED FOR INCOME STREAM WITH AN ACTUAL OWNERSHIP GUIDELINE EXCEPTION 2 EXCEPTION REQUIRED FOR BORROWER WITHOUT A RECENT TWELVE-MONTH HOUSING HISTORY DUE TO HOUSING IS RENT FREE		COMPENSATING FACTORS: BORROWER HAS GOOD CREDT HISTORY WITH MINIMAL REVOLVING UTILIZATION. GOOD SAVINGS ABILITY DEMONSTRATED. BORROWER’S BUSINESS DEPOSITS REFLECT CONSTANT POSITIVE ACTIVITY. NINE MONTHS RESERVES WHEN PROGRAM REQUIRES MINMUM OF SIX. BORROWER HAS LIVED WITH ELDERLY MOTHER IN FREE AND CLEAR HOME. LTV REDUCTION OF 10% APPLIED				07/20/2022	B	2	xxxxxx	xxxxxx	P	1	C	B	C	B	A	A	A	A		Non-QM	1
xxxxxx	773199	xxxxxx	6932985	351	07/06/2022	Credit	UW Qualifications		UW Qualifications - UW - DTI exceeds maximum limit		Debt to Income Ratio exceeds 50%.		The exception was granted for DTI over 50% with the following compensating factors: Borrower is a conservative credit under 1% revolving utilization; long-term stable employment as a nursing professional; income for qualification determined conservatively; excellent savings ability demonstrated.				07/06/2022	B	2	xxxxxx	xxxxxx	I	1	C	B	C	B	N/A	N/A	A	A		Exempt	1
xxxxxx	774037	xxxxxx	6932986	898	07/11/2022	Compliance	Compliance	Compliance - TRID- Fee Tolerance Violation	10% tolerance violation due to increase in Recording Fee with no valid coc. Please provide proof of $150.00 refund along with LOX to borrower and evidence of payment shipped to borrower and PCCD reflecting cure. All must be issued within 60 days of consummation.	Reviewer 07/14/2022 07:40 AM; Tdoc COC provided was already in file and is not valid. Condition remains open.

 Client 07/15/2022 10:04 AM; CREDIT OF 180.00 FOR UNDER DISCLOSED RECORDING FEE'S WAS GIVEN TO BORROWER AT CLOSING

 Reviewer 07/15/2022 10:51 AM; Tdoc 7/13 PCCD does not reflect the $150 cure in section J and a refund was not provided. Condition remains open.

 Client 07/15/2022 12:31 PM; The post closing cd has the cure for recording of 180.00 that was already given to the borrower at closing.  No additional funds are due to the borrower.

 Reviewer 07/15/2022 12:55 PM; Escalated for review

 Reviewer 07/15/2022 01:11 PM; Escalation has been assigned for Further Review

 Reviewer 07/15/2022 01:46 PM; The closing CD does not reflect a cure. The PCCD reflects a lender credit but it is not correctly listed in Section J as a cure. Per escalation this was refunded/credited at closing but there is no evidence in the file. Provide final Settlement statement for review. Additional documentation may be required.

 Reviewer 07/15/2022 01:46 PM; Hello, The closing CD does not reflect a cure. The PCCD reflects a lender credit but it is not correctly listed in Section J as a cure. Per escalation this was refunded/credited at closing but there is no evidence in the file. Provide final Settlement statement for review. Additional documentation may be required.  xxxxxx

 Reviewer 07/15/2022 01:46 PM;

 Reviewer 07/15/2022 01:47 PM;

 Reviewer 07/15/2022 01:47 PM; Hello, The closing CD does not reflect a cure. The PCCD reflects a lender credit but it is not correctly listed in Section J as a cure. Per escalation this was refunded/credited at closing but there is no evidence in the file. Provide final Settlement statement for review. Additional documentation may be required. xxxxxx

 Client 07/25/2022 05:30 PM; Refund issued  closing package uploaded please clear file

 Reviewer 07/25/2022 07:46 PM;

 Reviewer 07/26/2022 07:55 AM; escalated for review

														Reviewer 07/26/2022 10:13 AM; Hello, this has been updated to reflect cured. xxxxxx		07/26/2022		B	2	xxxxxx	xxxxxx	P	1	C	B	A	A	C	B	A	A		Non-QM	1
xxxxxx	774037	xxxxxx	6932987	902	07/11/2022	Compliance	Compliance		Compliance - Pending internal completion of TRID compliance review for disclosure timing and or fee tolerance comparisons. Additional conditions may apply.			Information provided – This is an informational exception reminding our compliance auditors and clients that compliance was not fully reviewed until the exception on the loan has been cleared. In this case, there was a TRID fee tolerance violation in which a refund was provided.			07/26/2022			A	1	xxxxxx	xxxxxx	P	1	C	B	A	A	C	B	A	A		Non-QM	1
xxxxxx	774203	xxxxxx	6932994	973	07/14/2022	Credit	Compliance		Compliance - CD- Other		Please verify hazard escrows and provide correcrted and executed by borrower one or both the Settlement or Statement and IEADS as applicable. Hazard escrows on Settlement Statement are stated as 4 months at $525.84 = 2103.32 which is incorrect. 525.84x4 = 2103.36.	Rounding issue $0.01 cent difference : The yearly insurance premium listed on the Hazard is 6310.00 divide by 12= 525.8333333 = 525.83 monthly amount but on the SS the amount collected is based on 525.84/mo. Per client Anything after two decimals if more than 5 is rounded up to next cent.		Client 07/19/2022 07:40 AM; The yearly insurance is 6310.00 divide by 12= 525.8333333 &#x0D; &#x0D; 525.83 is fine. Anything after two decimals if more than 5 we would round up to next cent.&#x0D; Reviewer 07/19/2022 08:52 AM; Good Morning, Condition has been updated with comments and cleared. xxxxxx Reviewer 07/19/2022 08:52 AM;	07/19/2022			A	1	xxxxxx	xxxxxx	I	1	C	B	C	B	N/A	N/A	A	A		Exempt	1
xxxxxx	774203	xxxxxx	6932995	323	07/14/2022	Credit	UW Credit		UW Credit - UW - Credit Requirements for Program		Exception requested for reserves. Guidelines 2 months reserves required. Loan <1 month reserves.		Exception approved due to compensating factor: DSCR 1.68 753 Credit Score 0x30 for 41 months on all mortgages Current primary home ownership 7 years Experienced investor owns 6 properties				07/14/2022	B	2	xxxxxx	xxxxxx	I	1	C	B	C	B	N/A	N/A	A	A		Exempt	1
xxxxxx	774042	xxxxxx	6932996	330	07/11/2022	Credit	UW Credit		UW Credit - UW - Credit Other		Exception required for property located in rural area.		DTI 21.641%. FICO score is 28 pts higher than the minimum required 620. Residual income is $16758.20 above the required minimum of $2500.				07/11/2022	B	2	xxxxxx	xxxxxx	P	3	C	B	C	B	A	A	A	A		Non-QM	1
xxxxxx	774042	xxxxxx	6932997	330	07/11/2022	Credit	UW Credit		UW Credit - UW - Credit Other		Exception required for zoning classification xxxxxx.		DTI 21.641%. FICO score is 28 pts higher than the minimum required 620. Residual income is $16758.20 above the required minimum of $2500.				07/11/2022	B	2	xxxxxx	xxxxxx	P	3	C	B	C	B	A	A	A	A		Non-QM	1
xxxxxx	773187	xxxxxx	6940207	350	06/28/2022	Credit	UW Qualifications		UW Qualifications - UW - LTV/CLTV does not meet parameters		Max LTV allowed is 65% and transaction is at 67%		The exception was granted for LTV, with the following compensating factors: DTI of 48.52%; Payment shock 160.834%, and the borrower has enough funds for reserves				06/28/2022	B	2	xxxxxx	xxxxxx	P	13	C	B	C	B	A	A	A	A		Non-QM	1
xxxxxx	773187	xxxxxx	6940208	336	06/28/2022	Credit	UW Income/Employment		UW Income/Employment - UW - Income Other		Exception to use rent income and borrower does not meet residual income of $2500.		The exception was granted for use of rent income and lack of residual income, with the following compensating factors: DTI of 48.52%; Payment shock 160.834%, and the borrower has enough funds for reserves				06/28/2022	B	2	xxxxxx	xxxxxx	P	13	C	B	C	B	A	A	A	A		Non-QM	1
xxxxxx	773165	xxxxxx	6940237	330	06/22/2022	Credit	UW Credit		UW Credit - UW - Credit Other		Borrower is FTHB and is paying payment in cash with VOR and LOE provided. Current LTV is at 85% and per our guide, Maximum LTV is at 75% (85% less 10% FTHB w/no rental history)		Compensating Factors: FICO is 726, minimum required is 620 DTI is 26.232 Monthly reserve is 7.05, minimum required is 6 months PITIA Location is Suburban Property is over 75% built up Increasing on property values Marketing time is under 3 mos Decision: Approved				06/22/2022	B	2	xxxxxx	xxxxxx	P	1	D	B	C	B	A	A	D	A		Non-QM	1
xxxxxx	773165	xxxxxx	6940238	262	06/22/2022	Valuation	UW Collateral		UW Collateral - UW - Appraisal Report Missing		Appraisal 1004 valuation report is not in file. There is an email that says the appraisal (PDF) sent to borrower in LenderX there is no link available to access. Client to provide.	Acceptable appraisal Form 1004 provided			06/27/2022			A	1	xxxxxx	xxxxxx	P	1	D	B	C	B	A	A	D	A		Non-QM	1
xxxxxx	773175	xxxxxx	6940272	330	07/04/2022	Credit	UW Credit		UW Credit - UW - Credit Other		Exception approved for loan amount of xxxxxx that exceeds the max allowed loan amount of xxxxxx for 70% LTV with FICO score of 683.		Compensating factors: LTV is 10 points lower than the max of 80%. DTI is 16 points lower than the std max of 50%. Borrower has been in the business for more than 30 years.				07/04/2022	B	2	xxxxxx	xxxxxx	P	13	C	B	C	B	A	A	A	A		Non-QM	1
xxxxxx	774064	xxxxxx	6940158	851	07/07/2022	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		Borrowers are buying from current landlord for less than half appraised value with no evidence of cancelled rent checks for proof of payment		Client approved since subject property is free & clear				07/07/2022	B	2	xxxxxx	xxxxxx	P	1	C	B	C	B	A	A	A	A		Non-QM	1
xxxxxx	774064	xxxxxx	6940159	851	07/07/2022	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		Missing the required Fraud Report for both B1 and B2.	Drive Report provided Ioan Svinti		Reviewer 07/12/2022 09:25 AM; the document received was for borrower xxxxxx.	07/12/2022			A	1	xxxxxx	xxxxxx	P	1	C	B	C	B	A	A	A	A		Non-QM	1
xxxxxx	773180	xxxxxx	6940273	330	07/07/2022	Credit	UW Credit		UW Credit - UW - Credit Other		Missing Approval/1008.	received			07/12/2022			A	1	xxxxxx	xxxxxx	S	1	C	A	C	A	A	A	A	A		Non-QM	1
xxxxxx	774030	xxxxxx	6939954	824	07/05/2022	Credit	Title Policy		Title Policy - is missing. Final ALTA title policy required.		Title policy is unreadable please resend		Reserves exceed the minimum 6 months required by 59 months. Borrower residual income is $7000. Borrower DTI 27.407 is below max for the program 50%.	Title Commitment provided, pending final title policy			07/05/2022	B	2	xxxxxx	xxxxxx	S	1	C	B	C	B	A	A	A	A		QM Safe Harbor	1
xxxxxx	774030	xxxxxx	6939955	330	07/05/2022	Credit	UW Credit		UW Credit - UW - Credit Other		Exception approval is required due to no evidence or supporting documents of the borrowers foreign national property being free and clear. LOE from borrower in the file stating the same in the file.		Compensating Factors: Reserves exceed the minimum 6 months required by 59 months. Borrower residual income is $7000. Borrower DTI 27.407 is below max for the program 50%.				07/06/2022	B	2	xxxxxx	xxxxxx	S	1	C	B	C	B	A	A	A	A		QM Safe Harbor	1
xxxxxx	774030	xxxxxx	6939956	330	07/05/2022	Credit	UW Credit		UW Credit - UW - Credit Other		Exception approval is required due to the borrower not meeting the standard tradeline requirement. 1 tradeline was verified out of the 2 tradelines required.		Compensating Factors: Reserves exceed the minimum 6 months required by 59 months. Borrower residual income is $7000. Borrower DTI 27.407 is below max for the program 50%.				07/05/2022	B	2	xxxxxx	xxxxxx	S	1	C	B	C	B	A	A	A	A		QM Safe Harbor	1
xxxxxx	774030	xxxxxx	6939957	330	07/06/2022	Credit	UW Credit		UW Credit - UW - Credit Other		Guideline exception form is not signed by client.	received			07/07/2022			A	1	xxxxxx	xxxxxx	S	1	C	B	C	B	A	A	A	A		QM Safe Harbor	1
xxxxxx	774042	xxxxxx	6932998	330	07/11/2022	Credit	UW Credit		UW Credit - UW - Credit Other		Exception request to extend income and asset documentation expiration to xxxxxx. Actual expiration date based on 60 days is xxxxxx		DTI 21.641%. FICO score is 28 pts higher than the minimum required 620. Residual income is $16758.20 above the required minimum of $2500.				07/11/2022	B	2	xxxxxx	xxxxxx	P	3	C	B	C	B	A	A	A	A		Non-QM	1
xxxxxx	774045	xxxxxx	6933001	851	07/06/2022	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		Lease rent far exceeds the market rents. Need proof of receipts for tenant whose last name is the same as the previous seller. Need explanation for the same.		Compensating factors: LTV at 68.127%, Max LTV 80%; FICO score 709, Min 660.	Client 07/12/2022 05:46 PM;xxxxxx Rebuttal needed.xxxxxx Anyone can pay whatever the amount of rent if they so choose.xxxxxx There is an executed lease agreement and proof of two months of payments.xxxxxx This is acceptable per the guide.xxxxxx The last names of the renter and previous seller are purely coincidental.xxxxxx I cannot imagine how many xxxxxx there are in .xxxxxx Reviewer 07/13/2022 07:40 AM; Exception provided by client			07/13/2022	B	2	xxxxxx	xxxxxx	I	3	C	B	C	B	N/A	N/A	A	A		Exempt	1
xxxxxx	774045	xxxxxx	6933002	330	07/08/2022	Credit	UW Credit		UW Credit - UW - Credit Other		Exception Exception to accept more than 60% investor concentration on a condo, currently investor percentage is at 68.69%.		Compensating factors: LTV at 68.127%, Max LTV 80%; FICO score 709, Min 660.				07/08/2022	B	2	xxxxxx	xxxxxx	I	3	C	B	C	B	N/A	N/A	A	A		Exempt	1
xxxxxx	773602	xxxxxx	6933003	330	07/06/2022	Credit	UW Credit		UW Credit - UW - Credit Other		Guideline exception Exception approval required for residual income of $1,869.71. Guideline requirement is minimum of $2,500 if DTI is 43%.		Compensating factors: 1. Borrower 734 FICO scores, 74 point higher than the minimum requirement. 2. LTV a 80%, 5% lower than the maximum LTV requirement. 3. Zero payment shock, this is a Cash Out Refinance. Benefit to borrower: Borrower refinancing a property.				07/06/2022	B	2	xxxxxx	xxxxxx	P	13	A	B	A	B	A	A	A	A		Non-QM	1
xxxxxx	775749	xxxxxx	6933004	320	07/27/2022	Credit	UW Assets		UW Assets - UW - Asset Other		Exception for 2.52 months of reserves in stead of 6 months		compensating factors: Good credit and fico score, verified assets to cover closing cost, c2 property over 75 built up, in balance of supply, marketing time under 3 months pud Cda variance 0%. The collateral uw risk score 1				07/27/2022	B	2	xxxxxx	xxxxxx	P	1	C	B	C	B	A	A	A	A		Non-QM	1